CAPITAL MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2026
Share capital [Abstract]
Disclosure of objectives, policies and processes for managing capital
The capital management criteria can be illustrated as follows:

As at	March 31 2026	March 31 2025
Equity excluding accumulated other comprehensive income	$1,607,885	$1,542,502
Long-term debt	1,274,725	1,543,678
Lease liabilities	154,688	129,393
Bank indebtedness	6,744	27,271
Cash and cash equivalents	(284,957)	(225,947)
Capital under management	$2,759,085	$3,016,897
Debt-to-equity ratio	0.89:1	1.10:1